INCOME TAXES - Components Of Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Components of Deferred Tax Assets and Liabilities
Net operating loss carryforwards	$ 14,532	¥ 101,166		¥ 61,877
Accrued social insurance	4,546	31,646		21,379
Advertising expense carryforwards	6,832	47,561		21,316
Deferred revenue	4,282	29,810		22,557
Impairment allowance of accounts receivable	507	3,527		3,527
Operating lease liabilities	1,086	7,559
Provision	49	344
Intangible assets	3,045	21,201		20,640
Unrealized loss on investment securities				4,745
Prepayments relating to operating lease	125	871
Total deferred tax assets	35,004	243,685		156,041
Less: Valuation allowance	(27,517)	(191,564)	¥ (124,730)	(124,726)	¥ (16,490)
Deferred tax assets, net of valuation allowance	7,487	52,121		31,315
Undistributed earnings of PRC entities	(1,724)	(12,000)
Intangible assets	(9,971)	(69,414)		(76,006)
Investment securities	(6,207)	(43,211)
Operating lease right-of-use assets	(1,211)	(8,432)
Undistributed earnings of VIE	(682)	(4,745)
Equipment and leasehold improvements	(801)	(5,582)		(3,688)
Total deferred tax liabilities	(20,596)	(143,384)		(79,694)
Deferred tax assets, net	3,908	27,206		31,239
Deferred tax liabilities, net	$ (17,017)	¥ (118,469)		¥ (79,618)